Summary of Estimated Fair Value of Available-For-Sale Debt Investments (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Due in 1 year through 5 years	¥ 2,154	$ 303	¥ 1,581
Not due at a single maturity date	1,528	216	866
Total	¥ 3,682	$ 519	¥ 2,447